CASH AND CASH EQUIVALENTS - Schedule of cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash, Cash Equivalents:
Cash and Banks	R$ 78,240	R$ 179,907
Financial Investments	16,339,620	26,392,615
Total cash, cash equivalents	R$ 16,417,860	R$ 26,572,522	R$ 13,046,371	R$ 10,739,126